VINTAGE ANNUITY

ANNUAL REPORT
December 31, 1996




                            The Travelers Fund BD II
                             for Variable Annuities



TravelersLife and Annuity
      A Member of TravelersGroup[LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

ASSETS:
 Investments in eligible funds at market value:
  Travelers Series Fund Inc.:
   Alliance Growth Portfolio, 2,918,162 shares (cost $44,405,174)............................. $     48,966,764
   Van Kampen American Capital Enterprise Portfolio, 1,343,721 shares (cost $19,453,154)......       21,244,226
   TBC Managed Income Portfolio, 309,691 shares (cost $3,335,308).............................        3,313,698
   G.T. Global Strategic Income Portfolio, 253,089 shares (cost $2,972,864)...................        3,006,700
   Smith Barney High Income Portfolio, 942,925 shares (cost $11,026,143)......................       11,164,229
   Smith Barney International Equity Portfolio, 1,807,787 shares (cost $21,951,774)...........       22,705,810
   Smith Barney Income and Growth Portfolio, 1,358,832 shares (cost $19,155,043)..............       20,464,013
   Smith Barney Money Market Portfolio, 27,673,051 shares (cost $27,673,051)..................       27,673,051
   Putnam Diversified Income Portfolio, 1,277,767 shares (cost $14,771,881)...................       14,783,770
   Smith Barney Pacific Basin Portfolio, 315,107 shares (cost $3,109,988).....................        3,163,679
   MFS Total Return Portfolio, 1,915,813 shares (cost $24,158,789)............................       25,231,256
   AIM Capital Appreciation Portfolio, 3,301,416 shares (cost $34,463,713)....................       36,414,613
  The Travelers Series Trust:
   MFS Emerging Growth Portfolio, 275,528 shares (cost $3,000,407)............................        2,906,816
  Smith Barney Series Fund:
   Total Return Portfolio, 1,652,878 shares (cost $23,680,295)................................       25,999,765
                                                                                               -----------------

    Total Investments (cost $253,157,584).....................................................                   $      267,038,390

 RECEIVABLES:
  Dividends...................................................................................                               56,333
  Purchase payments and transfers from other Travelers accounts...............................                            2,370,836
 Other assets.................................................................................                                4,851
                                                                                                                 -------------------

   Total Assets...............................................................................                          269,470,410
                                                                                                                 -------------------

LIABILITIES:
 Payable for contract surrenders and transfers to other Travelers accounts....................                              191,971
 Accrued liabilities..........................................................................                               35,255
                                                                                                                 -------------------

   Total Liabilities..........................................................................                              227,226
                                                                                                                 -------------------

NET ASSETS:                                                                                                      $      269,243,184
                                                                                                                 ===================



                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME:
 Dividends....................................................................................                   $        6,107,224

EXPENSES:
 Insurance charges............................................................................ $      1,333,944
 Administrative charges.......................................................................          189,960
                                                                                               -----------------

  Total expenses..............................................................................                            1,523,904
                                                                                                                 -------------------

   Net investment income......................................................................                            4,583,320
                                                                                                                 -------------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
 Realized gain from investment transactions:
  Proceeds from investments sold..............................................................       36,697,606
  Cost of investments sold....................................................................       36,099,281
                                                                                               -----------------

   Net realized gain..........................................................................                              598,325

 Change in unrealized gain (loss) on investments:
  Unrealized loss at December 31, 1995........................................................         (125,174)
  Unrealized gain at December 31, 1996........................................................       13,880,806
                                                                                               -----------------

   Net change in unrealized gain (loss) for the year..........................................                           14,005,980
                                                                                                                 -------------------

    Net realized gain and change in unrealized gain (loss)....................................                           14,604,305
                                                                                                                 -------------------

 Net increase in net assets resulting from operations.........................................                   $       19,187,625
                                                                                                                 ===================


                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1996 AND
            THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1995

                                                                                                     1996                1995
                                                                                                     ----                ----
OPERATIONS:
 Net investment income........................................................................ $      4,583,320  $          245,834
 Net realized gain (loss) from investment transactions........................................          598,325                (509)
 Net change in unrealized gain (loss) on investments..........................................       14,005,980            (125,174)
                                                                                               ----------------- -------------------

  Net increase in net assets resulting from operations........................................       19,187,625             120,151
                                                                                               ----------------- -------------------

UNIT TRANSACTIONS:
 Participant purchase payments
  (applicable to 182,948,181 and 14,991,745 units, respectively)..............................      226,873,244          17,056,576
 Participant transfers from other Travelers accounts
  (applicable to 55,121,934 and 321,920 units, respectively)..................................       65,242,361             372,855
 Administrative charges
  (applicable to 15,382 units)................................................................          (18,946)                  -
 Contract surrenders
  (applicable to 1,897,753 and 1,879 units, respectively).....................................       (2,337,255)             (2,206)
 Participant transfers to other Travelers accounts
  (applicable to 50,981,143 and 229,855 units, respectively)..................................      (55,932,256)           (260,930)
 Other payments to participants
  (applicable to 810,905 units)...............................................................       (1,058,035)                  -
                                                                                               ----------------- -------------------

   Net increase in net assets resulting from unit transactions................................      232,769,113          17,166,295
                                                                                               ----------------- -------------------

    Net increase in net assets................................................................      251,956,738          17,286,446

NET ASSETS:
 Beginning of period..........................................................................       17,286,446                   -
                                                                                               ----------------- -------------------

 End of period................................................................................ $    269,243,184  $       17,286,446
                                                                                               ================= ===================




                       See Notes to Financial Statements

                        NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund BD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Fund BD II are: Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio (formerly American Capital Enterprise Portfolio), TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc. (formerly Smith Barney/Travelers Series Fund Inc.); MFS Emerging Growth Portfolio of The Travelers Series Trust; and Total Return Portfolio of Smith Barney Series Fund. Travelers Series Fund Inc. is incorporated under Maryland law. Smith Barney Series Fund and The Travelers Series Trust are registered as Massachusetts business trusts.
    All eligible funds are managed by affiliates of The Travelers.

    The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund BD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $273,450,623 and $36,697,606, respectively, for the year ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $253,157,584 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $13,996,007. Gross unrealized depreciation for all investments at December 31, 1996 was $115,201.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD II on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD II on an annual basis.

    Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund BD II on an annual basis.

    For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $26,151 of contingent deferred sales charges for the year ended December 31, 1996. No deductions were taken for the period November 8, 1995 (date operations commenced) to December 31, 1995.

4.  NET CONTRACT OWNERS' EQUITY



                                                                           DECEMBER 31, 1996
                                                          ---------------------------------------------------
                                                           ACCUMULATION          UNIT              NET
                                                               UNITS             VALUE            ASSETS
                                                               -----             ------           ------
Travelers Series Fund Inc.
 Alliance Growth Portfolio
  Standard..............................................      24,031,009   $        1.785   $     42,891,960
  Enhanced..............................................       3,613,086            1.772          6,403,241
 Van Kampen American Capital Enterprise Portfolio
  Standard..............................................      11,360,286            1.655         18,797,963
  Enhanced..............................................       1,644,330            1.643          2,701,654
 TBC Managed Income Portfolio
  Standard..............................................       2,635,535            1.163          3,063,848
  Enhanced..............................................         265,598            1.154            306,598
 G.T. Global Strategic Income Portfolio
  Standard..............................................       1,832,502            1.316          2,411,175
  Enhanced..............................................         463,308            1.306            605,312
 Smith Barney High Income Portfolio
  Standard..............................................       7,719,068            1.300         10,032,935
  Enhanced..............................................         970,188            1.291          1,252,088
 Smith Barney International Equity Portfolio
  Standard..............................................      16,854,894            1.222         20,594,877
  Enhanced..............................................       2,009,974            1.213          2,438,585
 Smith Barney Income and Growth Portfolio
  Standard..............................................      11,905,953            1.528         18,193,877
  Enhanced..............................................       1,606,074            1.517          2,436,913
 Smith Barney Money Market Portfolio
  Standard..............................................      22,961,508            1.098         25,204,164
  Enhanced..............................................       2,362,442            1.090          2,574,838
 Putnam Diversified Income Portfolio
  Standard..............................................      10,424,494            1.252         13,047,868
  Enhanced..............................................       1,460,865            1.243          1,815,551
 Smith Barney Pacific Basin Portfolio
  Standard..............................................       2,754,609            0.983          2,709,112
  Enhanced..............................................         467,106            0.977            456,150
 MFS Total Return Portfolio
  Standard..............................................      16,650,570            1.376         22,910,883
  Enhanced..............................................       1,810,076            1.366          2,473,038
 AIM Capital Appreciation Portfolio
  Standard..............................................      29,460,488            1.088         32,050,014
  Enhanced..............................................       4,246,308            1.084          4,603,683

The Travelers Series Trust
 MFS Emerging Growth Portfolio
  Standard..............................................       2,505,629            1.005          2,518,893
  Enhanced..............................................         466,025            1.005            468,275

Smith Barney Series Fund
 Total Return Portfolio
  Standard..............................................      14,921,227            1.550         23,130,231
  Enhanced..............................................       2,043,711            1.541          3,149,458
                                                                                            -----------------

Net Contract Owners' Equity...............................................................  $    269,243,184
                                                                                            =================

                      This page intentionally left blank.

5.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995




                                                                                                        VAN KAMPEN
                                                                                                     AMERICAN CAPITAL
                                                                ALLIANCE GROWTH PORTFOLIO          ENTERPRISE PORTFOLIO
                                                           --------------------------------  -------------------------------------
                                                                 1996            1995                1996               1995
                                                                 ----            ----                ----               ----
INVESTMENT INCOME:
Dividends.................................................  $  1,749,884  $         71,580   $           65,661  $         38,960
                                                            ------------- -----------------  ------------------- -----------------

EXPENSES:
Insurance charges.........................................       239,371             2,554              107,644             1,306
Administrative fees.......................................        33,611               275               15,377               135
                                                            ------------- -----------------  ------------------- -----------------
      Net investment income (loss)........................     1,476,902            68,751              (57,360)           37,519
                                                            ------------- -----------------  ------------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................       115,510            55,534              179,400               155
    Cost of investments sold..............................        97,909            56,573              156,110               158
                                                            ------------- -----------------  ------------------- -----------------

      Net realized gain (loss)............................        17,601            (1,039)              23,290                (3)
                                                            ------------- -----------------  ------------------- -----------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............       (42,615)                -              (18,558)                -
    Unrealized gain (loss) end of period..................     4,561,590           (42,615)           1,791,072           (18,558)
                                                            ------------- -----------------  ------------------- -----------------

      Net change in unrealized gain (loss) for the period.     4,604,205           (42,615)           1,809,630           (18,558)
                                                            ------------- -----------------  ------------------- -----------------

Net increase (decrease) in net assets
      resulting from operations...........................     6,098,708            25,097            1,775,560            18,958
                                                            ------------- -----------------  ------------------- -----------------



UNIT TRANSACTIONS:
Participant purchase payments.............................    34,649,407         2,815,148           16,501,913         1,430,843
Participant transfers from other Travelers accounts.......     7,299,315            67,993            2,552,870            37,768
Administrative charges....................................        (3,897)                -               (1,313)                -
Contract surrenders.......................................      (387,974)             (503)            (141,838)                -
Participant transfers to other Travelers accounts.........    (1,038,182)          (82,106)            (587,799)                -
Other payments to participants............................      (147,805)                -              (87,345)                -
                                                            ------------- -----------------  ------------------- -----------------

    Net increase in net assets resulting
      from unit transactions..............................    40,370,864         2,800,532           18,236,488         1,468,611
                                                            ------------- -----------------  ------------------- -----------------

      Net increase in net assets..........................    46,469,572         2,825,629           20,012,048         1,487,569



NET ASSETS:
    Beginning of period...................................     2,825,629                 -            1,487,569                 -
                                                            ------------- -----------------  ------------------- -----------------

    End of period.........................................  $ 49,295,201  $      2,825,629   $       21,499,617  $      1,487,569
                                                            ============= =================  =================== =================




                                                                       TBC MANAGED
                                                                      INCOME PORTFOLIO
                                                           ------------------------------------
                                                                  1996              1995
                                                                  ----              ----
INVESTMENT INCOME:
Dividends................................................. $        144,329  $          18,181
                                                           ----------------- ------------------

EXPENSES:
Insurance charges.........................................           20,601                252
Administrative fees.......................................            2,972                 35
                                                           ----------------- ------------------
      Net investment income (loss)........................          120,756             17,894
                                                           ----------------- ------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................          443,906                 60
    Cost of investments sold..............................          463,432                 60
                                                           ----------------- ------------------

      Net realized gain (loss)............................          (19,526)                 -
                                                           ----------------- ------------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............          (13,530)                 -
    Unrealized gain (loss) end of period..................          (21,610)           (13,530)
                                                           ----------------- ------------------

      Net change in unrealized gain (loss) for the period.           (8,080)           (13,530)
                                                           ----------------- ------------------

Net increase (decrease) in net assets
      resulting from operations...........................           93,150              4,364
                                                           ----------------- ------------------



UNIT TRANSACTIONS:
Participant purchase payments.............................        3,072,427            275,352
Participant transfers from other Travelers accounts.......          349,692             80,000
Administrative charges....................................             (212)                 -
Contract surrenders.......................................          (12,989)                 -
Participant transfers to other Travelers accounts.........         (491,338)                 -
Other payments to participants............................                -                  -
                                                           ----------------- ------------------

    Net increase in net assets resulting
      from unit transactions.............................         2,917,580            355,352
                                                           ----------------- ------------------

      Net increase in net assets..........................        3,010,730            359,716



NET ASSETS:
    Beginning of period...................................          359,716                  -
                                                           ----------------- ------------------

    End of period......................................... $      3,370,446  $         359,716
                                                           ================= ==================

                                                                     G.T. GLOBAL STRATEGIC              SMITH BARNEY
                                                                       INCOME PORTFOLIO              HIGH INCOME PORTFOLIO
                                                                ---------------------------------  -----------------------------
                                                                      1996             1995             1996           1995
                                                                      ----             ----             ----           ----
INVESTMENT INCOME:
Dividends.................................................
                                                                $       239,292  $         4,427   $    625,383  $       27,093
                                                                ---------------- ----------------  ------------- ---------------
EXPENSES:
Insurance charges.........................................               14,195              102         54,325             283
Administrative fees.......................................                1,970               12          7,674              39
                                                                ---------------- ----------------  ------------- ---------------
      Net investment income (loss)........................              223,127            4,313        563,384          26,771
                                                                ---------------- ----------------  ------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................               12,114               64        118,732             142
    Cost of investments sold..............................               11,608               63        118,637             144
                                                                ---------------- ----------------  ------------- ---------------

      Net realized gain (loss)............................                  506                1             95              (2)
                                                                ---------------- ----------------  ------------- ---------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............               (1,453)               -        (21,008)              -
    Unrealized gain (loss) end of period..................               33,836           (1,453)       138,086         (21,008)
                                                                ---------------- ----------------  ------------- ---------------

      Net change in unrealized gain (loss) for the period.               35,289           (1,453)       159,094         (21,008)
                                                                ---------------- ----------------  ------------- ---------------

Net increase (decrease) in net assets
      resulting from operations...........................              258,922            2,861        722,573           5,761
                                                                ---------------- ----------------  ------------- ---------------



UNIT TRANSACTIONS:
Participant purchase payments.............................            2,320,799          122,591      9,279,640         659,877
Participant transfers from other Travelers accounts.......              331,095                -      1,222,919               -
Administrative charges....................................                 (164)               -           (580)              -
Contract surrenders.......................................              (13,081)               -        (76,933)              -
Participant transfers to other Travelers accounts.........               (6,536)               -       (462,926)              -
Other payments to participants............................                    -                -        (65,308)              -
                                                                ---------------- ----------------  ------------- ---------------

    Net increase in net assets resulting
      from unit transactions..............................            2,632,113          122,591      9,896,812         659,877
                                                                ---------------- ----------------  ------------- ---------------

      Net increase in net assets..........................            2,891,035          125,452     10,619,385         665,638



NET ASSETS:
    Beginning of period...................................              125,452                -        665,638               -
                                                                ---------------- ----------------  ------------- ---------------

    End of period.........................................      $     3,016,487  $       125,452   $ 11,285,023  $      665,638
                                                                ================ ================  ============= ===============


                                                                          SMITH BARNEY                 SMITH BARNEY INCOME
                                                                INTERNATIONAL EQUITY PORTFOLIO         AND GROWTH PORTFOLIO
                                                                -------------------------------  --------------------------------
                                                                      1996            1995            1996             1995
                                                                      ----            ----            ----             ----
INVESTMENT INCOME:
Dividends.................................................
                                                                $       22,493  $          836   $     455,102  $         15,676
                                                                --------------- ---------------  -------------- -----------------
EXPENSES:
Insurance charges.........................................             107,608             751          97,155               759
Administrative fees.......................................              16,122              83          13,920                98
                                                                --------------- ---------------  -------------- -----------------
      Net investment income (loss)........................            (101,237)              2         344,027            14,819
                                                                --------------- ---------------  -------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................           4,446,920          35,908          82,485               396
    Cost of investments sold..............................           3,960,097          35,387          69,287               385
                                                                --------------- ---------------  -------------- -----------------

      Net realized gain (loss)............................             486,823             521          13,198                11
                                                                --------------- ---------------  -------------- -----------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............              20,347               -           1,435                 -
    Unrealized gain (loss) end of period..................             754,036          20,347       1,308,970             1,435
                                                                --------------- ---------------  -------------- -----------------

      Net change in unrealized gain (loss) for the period.             733,689          20,347       1,307,535             1,435
                                                                --------------- ---------------  -------------- -----------------

Net increase (decrease) in net assets
      resulting from operations...........................           1,119,275          20,870       1,664,760            16,265
                                                                --------------- ---------------  -------------- -----------------



UNIT TRANSACTIONS:
Participant purchase payments.............................          17,392,360         760,996      15,205,943           911,643
Participant transfers from other Travelers accounts.......          10,287,941          12,389       3,567,741            29,913
Administrative charges....................................              (1,790)              -          (1,280)                -
Contract surrenders.......................................            (168,200)            (75)       (178,977)                -
Participant transfers to other Travelers accounts.........          (6,285,736)              -        (444,378)                -
Other payments to participants............................            (104,568)              -        (140,840)                -
                                                                --------------- ---------------  -------------- -----------------

    Net increase in net assets resulting
      from unit transactions..............................          21,120,007         773,310      18,008,209           941,556
                                                                --------------- ---------------  -------------- -----------------

      Net increase in net assets..........................          22,239,282         794,180      19,672,969           957,821



NET ASSETS:
    Beginning of period...................................             794,180               -         957,821                 -
                                                                --------------- ---------------  -------------- -----------------

    End of period.........................................      $   23,033,462  $      794,180   $  20,630,790  $        957,821
                                                                =============== ===============  ============== =================

5.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)



                                                                      SMITH BARNEY                    PUTNAM
                                                                 MONEY MARKET PORTFOLIO      DIVERSIFIED INCOME PORTFOLIO
                                                              -----------------------------  -----------------------------
                                                                   1996            1995           1996            1995
                                                                   ----            ----           ----            ----
INVESTMENT INCOME:
Dividends..................................................   $    734,489    $      8,627   $    775,071    $     44,601
                                                              -------------   -------------  -------------   -------------

EXPENSES:
Insurance charges..........................................        161,431           2,031         77,461             704
Administrative fees........................................         22,917             275         11,041             100
                                                              -------------   -------------  -------------   -------------
      Net investment income (loss).........................        550,141           6,321        686,569          43,797
                                                              -------------   -------------  -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................     22,760,375          44,352        361,079              21
    Cost of investments sold...............................     22,760,375          44,352        356,390              21
                                                              -------------   -------------  -------------   -------------

      Net realized gain (loss).............................              -               -          4,689               -
                                                              -------------   -------------  -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period.............              -               -        (29,630)              -
    Unrealized gain (loss) end of period...................              -               -         11,889         (29,630)
                                                              -------------   -------------  -------------   -------------

      Net change in unrealized gain (loss) for the period..              -               -         41,519         (29,630)
                                                              -------------   -------------  -------------   -------------

Net increase (decrease) in net assets
      resulting from operations............................        550,141           6,321        732,777          14,167
                                                              -------------   -------------  -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments..............................     44,038,947       3,527,872     12,719,514       1,086,983
Participant transfers from other Travelers accounts........     16,886,657           8,446      1,427,681          15,623
Administrative charges.....................................           (945)              -         (1,014)              -
Contract surrenders........................................       (461,230)              -       (283,811)              -
Participant transfers to other Travelers accounts..........    (36,332,462)       (166,900)      (827,078)         (5,584)
Other payments to participants.............................       (277,845)              -        (15,839)              -
                                                              -------------   -------------  -------------   -------------

    Net increase in net assets resulting
      from unit transactions...............................     23,853,122       3,369,418     13,019,453       1,097,022
                                                              -------------   -------------  -------------   -------------

      Net increase in net assets...........................     24,403,263       3,375,739     13,752,230       1,111,189



NET ASSETS:
    Beginning of period....................................      3,375,739               -      1,111,189               -
                                                              -------------   -------------  -------------   -------------

    End of period..........................................   $ 27,779,002    $  3,375,739   $ 14,863,419    $  1,111,189
                                                              =============   =============  =============   =============




                                                                        SMITH BARNEY
                                                                   PACIFIC BASIN PORTFOLIO
                                                                -----------------------------
                                                                     1996            1995
                                                                     ----            ----
INVESTMENT INCOME:
Dividends..................................................     $     19,513    $        149
                                                                -------------   -------------

EXPENSES:
Insurance charges..........................................           17,947              48
Administrative fees........................................            2,375               6
                                                                -------------   -------------
      Net investment income (loss).........................             (809)             95
                                                                -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................        7,758,018              19
    Cost of investments sold...............................        7,712,954              18
                                                                -------------   -------------

      Net realized gain (loss).............................           45,064               1
                                                                -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period.............            1,836               -
    Unrealized gain (loss) end of period...................           53,691           1,836
                                                                -------------   -------------

      Net change in unrealized gain (loss) for the period..           51,855           1,836
                                                                -------------   -------------

Net increase (decrease) in net assets
      resulting from operations............................           96,110           1,932
                                                                -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments..............................        2,993,075          49,035
Participant transfers from other Travelers accounts........        8,020,835             673
Administrative charges.....................................             (370)              -
Contract surrenders........................................          (11,727)              -
Participant transfers to other Travelers accounts..........       (7,984,301)              -
Other payments to participants.............................                -               -
                                                                -------------   -------------

    Net increase in net assets resulting
      from unit transactions...............................        3,017,512          49,708
                                                                -------------   -------------

      Net increase in net assets...........................        3,113,622          51,640



NET ASSETS:
    Beginning of period....................................           51,640               -
                                                                -------------   -------------

    End of period..........................................     $  3,165,262    $     51,640
                                                                =============   =============

                                                                                                      AIM CAPITAL
                                                              MFS TOTAL RETURN PORTFOLIO         APPRECIATION PORTFOLIO
                                                              -----------------------------   -----------------------------
                                                                   1996            1995            1996            1995
                                                                   ----            ----            ----            ----
INVESTMENT INCOME:
Dividends..................................................   $    832,634    $     26,481    $     35,100    $      3,038
                                                              -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges..........................................        121,785             857         197,164           4,240
Administrative fees........................................         17,434             127          27,944             313
                                                              -------------   -------------   -------------   -------------
      Net investment income (loss).........................        693,415          25,497        (190,008)         (1,515)
                                                              -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................        122,229              62         189,761              90
    Cost of investments sold...............................        113,231              61         187,142              93
                                                              -------------   -------------   -------------   -------------

      Net realized gain (loss).............................          8,998               1           2,619              (3)
                                                              -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period.............            140               -         (25,475)              -
    Unrealized gain (loss) end of period...................      1,072,467             140       1,950,900         (25,475)
                                                              -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the period..      1,072,327             140       1,976,375         (25,475)
                                                              -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations............................      1,774,740          25,638       1,788,986         (26,993)
                                                              -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments..............................     19,949,329       1,186,910      27,035,886       3,256,149
Participant transfers from other Travelers accounts........      3,146,849          22,680       5,567,585          72,615
Administrative charges.....................................         (1,570)              -          (4,115)              -
Contract surrenders........................................       (144,598)           (627)       (343,921)           (500)
Participant transfers to other Travelers accounts..........       (517,750)         (2,120)       (636,435)         (2,115)
Other payments to participants.............................        (55,560)              -         (53,445)              -
                                                              -------------   -------------   -------------   -------------

    Net increase in net assets resulting
      from unit transactions...............................     22,376,700       1,206,843      31,565,555       3,326,149
                                                              -------------   -------------   -------------   -------------

      Net increase in net assets...........................     24,151,440       1,232,481      33,354,541       3,299,156



NET ASSETS:
    Beginning of period....................................      1,232,481               -       3,299,156               -
                                                              -------------   -------------   -------------   -------------

    End of period..........................................   $ 25,383,921    $  1,232,481    $ 36,653,697    $  3,299,156
                                                              =============   =============   =============   =============





                                                                     MFS EMERGING
                                                                   GROWTH PORTFOLIO               TOTAL RETURN PORTFOLIO
                                                              -----------------------------   -----------------------------
                                                                   1996            1995            1996            1995
                                                                   ----            ----            ----            ----
INVESTMENT INCOME:
Dividends..................................................   $     13,776    $          -    $    394,497    $      2,394
                                                              -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges..........................................          2,585               -         114,672             733
Administrative fees........................................            351               -          16,252              91
                                                              -------------   -------------   -------------   -------------
      Net investment income (loss).........................         10,840               -         263,573           1,570
                                                              -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................              -               -         107,077             135
    Cost of investments sold...............................              -               -          92,109             132
                                                              -------------   -------------   -------------   -------------

      Net realized gain (loss).............................              -               -          14,968               3
                                                              -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period.............              -               -           3,337               -
    Unrealized gain (loss) end of period...................        (93,591)              -       2,319,470           3,337
                                                              -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the period..        (93,591)              -       2,316,133           3,337
                                                              -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations............................        (82,751)              -       2,594,674           4,910
                                                              -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments..............................      2,458,877               -      19,255,127         973,177
Participant transfers from other Travelers accounts........        622,001               -       3,959,180          24,755
Administrative charges.....................................              -               -          (1,696)              -
Contract surrenders........................................           (647)              -        (111,329)           (501)
Participant transfers to other Travelers accounts..........        (10,312)              -        (307,023)         (2,105)
Other payments to participants.............................              -               -        (109,480)              -
                                                              -------------   -------------   -------------   -------------

    Net increase in net assets resulting
      from unit transactions...............................      3,069,919               -      22,684,779         995,326
                                                              -------------   -------------   -------------   -------------

      Net increase in net assets...........................      2,987,168               -      25,279,453       1,000,236



NET ASSETS:
    Beginning of period....................................              -               -       1,000,236               -
                                                              -------------   -------------   -------------   -------------

    End of period..........................................   $  2,987,168    $          -    $ 26,279,689    $  1,000,236
                                                              =============   =============   =============   =============

5.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)





                                                                          COMBINED
                                                            ----------------------------------
                                                                   1996              1995
                                                                   ----              ----
INVESTMENT INCOME:
Dividends.................................................  $       6,107,224  $      262,043
                                                            ------------------ ---------------

EXPENSES:
Insurance charges.........................................          1,333,944          14,620
Administrative fees.......................................            189,960           1,589
                                                            ------------------ ---------------
      Net investment income (loss)........................          4,583,320         245,834
                                                            ------------------ ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................         36,697,606         136,938
    Cost of investments sold..............................         36,099,281         137,447
                                                            ------------------ ---------------

      Net realized gain (loss)............................            598,325            (509)
                                                            ------------------ ---------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............           (125,174)              -
    Unrealized gain (loss) end of period..................         13,880,806        (125,174)
                                                            ------------------ ---------------

      Net change in unrealized gain (loss) for the period.         14,005,980        (125,174)
                                                            ------------------ ---------------

Net increase (decrease) in net assets
      resulting from operations...........................         19,187,625         120,151
                                                            ------------------ ---------------



UNIT TRANSACTIONS:
Participant purchase payments.............................        226,873,244      17,056,576
Participant transfers from other Travelers accounts.......         65,242,361         372,855
Administrative charges....................................            (18,946)              -
Contract surrenders.......................................         (2,337,255)         (2,206)
Participant transfers to other Travelers accounts.........        (55,932,256)       (260,930)
Other payments to participants............................         (1,058,035)              -
                                                            ------------------ ---------------

    Net increase in net assets resulting
      from unit transacions...............................        232,769,113      17,166,295
                                                            ------------------ ---------------

      Net increase in net assets..........................        251,956,738      17,286,446



NET ASSETS:
    Beginning of period...................................         17,286,446               -
                                                            ------------------ ---------------

    End of period.........................................  $     269,243,184  $   17,286,446
                                                            ================== ===============

6.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD II
    FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995



                                                                                                            VAN KAMPEN
                                                                                                          AMERICAN CAPITAL
                                                               ALLIANCE GROWTH PORTFOLIO                ENTERPRISE PORTFOLIO
                                                          ---------------------------------    -----------------------------------
                                                             1996               1995               1996                1995
                                                             ----               ----               ----                ----
Accumulation units beginning of period................        2,026,405                  -          1,093,664                   -
Accumulation units purchased and
   transferred from other Travelers accounts..........       26,601,698          2,088,195         12,436,976           1,093,664
Accumulation units redeemed and
   transferred to other Travelers accounts............         (984,008)           (61,790)          (526,024)                  -
                                                          --------------    ---------------    ---------------      --------------
Accumulation units end of period......................       27,644,095          2,026,405         13,004,616           1,093,664
                                                          ==============    ===============    ===============      ==============

                                                                         TBC MANAGED
                                                                      INCOME PORTFOLIO
                                                          ------------------------------------
                                                              1996                 1995
                                                              ----                 ----
Accumulation units beginning of period................            315,445                    -
Accumulation units purchased and
   transferred from other Travelers accounts..........          3,034,567              315,445
Accumulation units redeemed and
   transferred to other Travelers accounts............           (448,879)                   -
                                                          ----------------    -----------------
Accumulation units end of period......................          2,901,133              315,445
                                                          ================    =================

                                                              G.T. GLOBAL STRATEGIC                      SMITH BARNEY
                                                                INCOME PORTFOLIO                     HIGH INCOME PORTFOLIO
                                                          ---------------------------------    -----------------------------------
                                                             1996               1995               1996                1995
                                                             ----               ----               ----                ----

Accumulation units beginning of period................          112,291                  -            574,114                   -
Accumulation units purchased and
   transferred from other Travelers accounts..........        2,200,023            112,291          8,612,189             574,114
Accumulation units redeemed and
   transferred to other Travelers accounts............          (16,504)                 -           (497,047)                  -
                                                          --------------    ---------------    ---------------      --------------
Accumulation units end of period......................        2,295,810            112,291          8,689,256             574,114
                                                          ==============    ===============    ===============      ==============

                                                                SMITH BARNEY INTERNATIONAL
                                                                    EQUITY PORTFOLIO
                                                          -------------------------------------
                                                               1996                1995
                                                               ----                ----

Accumulation units beginning of period................            757,069                    -
Accumulation units purchased and
   transferred from other Travelers accounts..........         23,544,001              757,142
Accumulation units redeemed and
   transferred to other Travelers accounts............         (5,436,202)                 (73)
                                                          ----------------    -----------------
Accumulation units end of period......................         18,864,868              757,069
                                                          ================    =================

                                                                 SMITH BARNEY INCOME                       SMITH BARNEY
                                                                 AND GROWTH PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                          ---------------------------------    -----------------------------------
                                                             1996               1995               1996                1995
                                                             ----               ----               ----                ----
Accumulation units beginning of period................          742,670                  -          3,193,779                   -
Accumulation units purchased and
   transferred from other Travelers accounts..........       13,297,626            742,670         56,287,533           3,351,749
Accumulation units redeemed and
   transferred to other Travelers accounts............         (528,269)                 -        (34,157,362)           (157,970)
                                                          --------------    ---------------    ---------------      --------------
Accumulation units end of period......................       13,512,027            742,670         25,323,950           3,193,779
                                                          ==============    ===============    ===============      ==============

                                                                    PUTNAM DIVERSIFIED
                                                                      INCOME PORTFOLIO
                                                          -------------------------------------
                                                                1996                1995
                                                                ----                ----
Accumulation units beginning of period................            950,243                    -
Accumulation units purchased and
   transferred from other Travelers accounts..........         11,872,273              955,065
Accumulation units redeemed and
   transferred to other Travelers accounts............           (937,157)              (4,822)
                                                          ----------------    -----------------
Accumulation units end of period......................         11,885,359              950,243
                                                          ================    =================

6.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD II
    FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)





                                                                 SMITH BARNEY                                 MFS
                                                           PACIFIC BASIN PORTFOLIO                   TOTAL RETURN PORTFOLIO
                                                     -----------------------------------       ---------------------------------
                                                           1996                1995                   1996             1995
                                                           ----                ----                   ----             ----
Accumulation units beginning of period............           56,822                   -              1,014,097                -
Accumulation units purchased and
   transferred from other Travelers accounts......       11,406,814              56,822             17,996,071        1,016,359
Accumulation units redeemed and
   transferred to other Travelers accounts........       (8,241,921)                  -               (549,522)          (2,262)
                                                     ---------------    ----------------       ----------------    -------------
Accumulation units end of period..................        3,221,715              56,822             18,460,646        1,014,097
                                                     ===============    ================       ================    =============


                                                                  AIM CAPITAL
                                                             APPRECIATION PORTFOLIO
                                                     --------------------------------------
                                                          1996                    1995
                                                          ----                    ----
Accumulation units beginning of period............       3,444,998                       -
Accumulation units purchased and
   transferred from other Travelers accounts......      31,258,008               3,447,731
Accumulation units redeemed and
   transferred to other Travelers accounts........        (996,210)                 (2,733)
                                                     --------------      ------------------
Accumulation units end of period..................      33,706,796               3,444,998
                                                     ==============      ===================


                                                                   MFS EMERGING                          TOTAL RETURN
                                                                 GROWTH PORTFOLIO                          PORTFOLIO
                                                     -----------------------------------       ---------------------------------
                                                           1996                1995                   1996             1995
                                                           ----                ----                   ----             ----
Accumulation units beginning of period............                -                   -                800,334                -
Accumulation units purchased and
   transferred from other Travelers accounts......        2,982,336                   -             16,540,000          802,418
Accumulation units redeemed and
   transferred to other Travelers accounts........          (10,682)                  -               (375,396)          (2,084)
                                                     ---------------    ----------------       ----------------   --------------
Accumulation units end of period..................        2,971,654                   -             16,964,938          800,334
                                                     ===============    ================       ================   ==============

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
    The Travelers Fund BD II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD II for Variable Annuities as of December 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the applicable periods ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD II for Variable Annuities as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the applicable periods ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                      This page intentionally left blank.

                            Independent Accountants

                            COOPERS & LYBRAND L.L.P.

                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD II for Variable Annuities or Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





FNDBDII    (Annual)    (12-96)    Printed in U.S.A.